Summary Prospectus

December 31, 2010

as amended January 13, 2011

Global Equity Portfolio Institutional Class HLMVX

Before you invest, you may want to review the Portfolio’s prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus and other information about the Portfolio online at www.hardingloevnerfunds.com/how_to_invest.html. You can also get this information at no cost by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com. If you purchase shares of the Portfolio through a financial intermediary, the prospectus and other information will also be available from your financial intermediary. The current prospectus and statement of additional information, dated December 31, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The Global Equity Portfolio seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. There is no sales charge imposed on purchases of shares.

Shareholder Fees	Institutional Class
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
Annual Portfolio Operating Expenses	Institutional Class
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Portfolio Operating Expenses	1.27%
Fee Waiver and/or Expense Reimbursement[1]	-0.27%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.00%
[1]Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.00% through December 31, 2011.

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Example  This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes that the fee waiver and expense reimbursement agreement pertains only in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$376	$671	$1,510

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in companies based in the U.S. and other developed markets, as well as in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to their intrinsic value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency and market capitalization. The Portfolio normally holds 35-75 investments across at least 15 countries.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) (“Net Assets”) in common stocks, preferred stock, rights and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days’ prior written notice.

Global Equity Portfolio

Institutional Class  HLMVX

The Portfolio may also invest in derivatives, including forward foreign currency exchange contracts and equity derivative securities such as participation notes; options on common stocks; and options, futures, and options on futures on foreign common stock indices. Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

¡	Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

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Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

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Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer.

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Emerging and Frontier Market Risk:  Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

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Participation Notes Risk:  Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

Portfolio Performance

The bar chart and performance tables have been omitted because the Institutional Class of the Portfolio has been in operation for less than one calendar year.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Management

Investment Adviser.  Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers.  Ferrill Roll, Peter J. Baughan and Alexander T. Walsh serve as the portfolio managers of the Global Equity Portfolio. Mr. Roll has held his position since January 2001, Mr. Baughan has held his position since February 2003, and Mr. Walsh has held his position since October 2008. Messrs. Roll and Baughan are the lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase or redeem (sell) shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus

December 31, 2010

as amended January 13, 2011

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Harding, Loevner Funds, Inc.

c/o Northern Trust

Attn: Funds Center C5S

801 South Canal Street

Chicago, IL 60607

www.HardingLoevnerFunds.com